Schedule of Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
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Schedule of Supplemental Cash Flow Information
16.	SUPPLEMENTAL CASH FLOW INFORMATION

(a)	Cash and cash equivalents are comprised of the following:

	At December 31 2017	At December 31 2016
Cash	$184	$146
Money market investments	2	11

	$186	$157

(b)	The following table summarizes the decrease and increase in working capital during the years end December 31:

	2017	2016
Accounts receivable increase	$(48)	$(28)
Inventories (increase) decrease	(57)	18
Sales and indirect taxes recoverable decrease (increase)	165	(54)
Accounts payable and accrued liabilities increase (decrease)	39	(128)
Income taxes payable increase, net of income taxes receivable	3	20
Other	43	46

Decrease (increase) in working capital	$145	$(126)

(c)	The following table summarizes cash received and paid included in the Company’s operating and investing activities during the years end Dec 31:

Years ended December 31	2017	2016
Operating activities include the following cash received (paid):
Interest received	$77	$76
Interest paid	(89)	(98)
Income taxes refunded	9	17
Income taxes paid	(201)	(134)

Investing activities include the following cash received (paid):
Net (purchases) proceeds of short-term investments and available-for-sale securities
Purchases of short-term investments	$(91)	$(49)
Proceeds from maturity of short-term investments	86	63
Purchases of available-for-sale securities	(67)	(31)
Proceeds from sale of available-for-sale securities	24	54

	$(48)	$37

(d)	The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes were as follows:

	Debt	Finance lease obligation
At January 1, 2016	$2,688	$272
Principal payment	(172)	(5)
Accretion	4	1
Foreign exchange gain	(10)	—
Revision to future lease payments	—	(16)

At January 1, 2017	2,510	252
Principal payment	(30)	(6)
Accretion	3	2

At December 31, 2017	$2,483	$248